Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Infrastructure costs
Property and equipment	£ 1,506	£ 1,556	£ 1,409
Depreciation and amortisation	1,673	1,539	1,487
Lease payments	32	34	41
Impairment of property, equipment and intangible assets	403	194	33
Total infrastructure costs	3,614	3,323	2,970
Administration and general expenses
Consultancy, legal and professional fees	610	567	590
Marketing and advertising	399	330	425
UK bank levy	170	299	226
Other administration and general expenses	958	1,117	1,059
Total administration and general expenses	2,137	2,313	2,300
Staff costs	8,511	8,097	8,315
Provisions for litigation and conduct	177	153	1,849
Operating expense	14,439	£ 13,886	£ 15,434
Operating expenses - structural costs	648
Impairment loss - structural costs	£ 266